UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 29

Date of reporting period: February 29, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 29, 2024
Annual Report
T. ROWE PRICE
Maryland Tax-Free Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Maryland Tax-Free Funds
HIGHLIGHTS
The tax-exempt bond market was supported by solid fundamentals and produced positive returns during the 12-month period ended February 29, 2024.
The Maryland Short-Term Tax-Free Bond Fund produced positive results over the
12-month period but trailed its Lipper benchmark.
The Maryland Tax-Free Bond Fund produced positive results over the 12-month period and outperformed its Lipper benchmark.
We believe that higher yields and generally solid fundamentals should support demand for municipal bonds in the months and years ahead.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Maryland Tax-Free Funds
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during your fund’s fiscal year, the 12-month period ended February 29, 2024, as the U.S. economy remained healthy despite tighter monetary policy. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks delivered positive results even though there were headwinds from rising longer-term interest rates.
The S&P 500 Index, Nasdaq Composite Index, and Dow Jones Industrial
Average all reached record highs during the period. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Within the S&P 500, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns. Meanwhile, the financials sector bounced back from the failure of three large regional banks in the spring of 2023 and produced solid results in the second half of the period.
The U.S. economy was the strongest among the major markets. Jobs growth remained solid over the 12-month period, helping to fuel consumer spending.
Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first half of 2023, but earnings rebounded in the third and fourth quarters. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation, as measured by the consumer price index, fell from 6.0% to 3.1%
by the end of the period but remained above the Federal Reserve’s long-term
2% goal. In response to the above-target inflation readings, the Fed raised its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, but then held rates steady over the remainder of the period. At its final meeting of the period, in late January, the central bank removed language from its post-meeting statement that pointed to additional policy tightening, but subsequent communications from Fed Chair
Jerome Powell in February indicated that policymakers are in no hurry to begin cutting rates.
U.S. Treasury yields were volatile during the period as investors adjusted their expectations for the path of monetary policy. After starting the period at 3.92%, the benchmark 10-year Treasury note yield briefly reached 5.00% in October

T. ROWE PRICE Maryland Tax-Free Funds

for the first time since late 2007 before falling back to 3.88% by the end of 2023.
However, more hawkish Fed communications in early 2024 pressured Treasury bond prices, driving the 10-year yield back up to 4.25% by period-end.
Municipal bonds outperformed Treasuries during the period, supported by new issuance levels that remained below longer-term averages. The sector continued
to see outflows in 2023 but at a significantly lower level than in 2022. Elsewhere in the fixed income market, high yield corporate bonds produced strong returns, supported by the higher coupons that have become available since the
Fed began hiking rates about two years ago as well as by increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Maryland Tax-Free Funds
Management’s Discussion of Fund Performance

MARYLAND TAX-FREE MONEY FUND
MARYLAND SHORT-TERM TAX-FREE BOND FUND
INVESTMENT OBJECTIVE
The fund seeks to provide the highest level of income exempt from federal and
Maryland state and local income taxes consistent with modest fluctuation in principal value.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Maryland Short-Term Tax-Free Bond Fund returned 3.30% for the 12 months ended February 29, 2024, underperforming the Lipper Short Municipal
Debt Funds Average, which returned 3.68%. (Returns for I Class shares varied slightly, reflecting their different fee structure. Past performance cannot guarantee future results .)
PORTFOLIO DIVERSIFICATION
Maryland Tax-Free Money Fund
Percent of Net Assets
8/31/23 2/29/24
Housing 31.2% 29.0%
General Obligation-Local 24.2  19.8
Health Care 19.9  19.5
Education 6.4  9.7
Water and Sewer 3.7  5.1
Special Tax 4.9  4.7
General Obligation-State 2.4  3.5
Lease Revenue 4.6  3.3
Other Assets 2.7  5.4
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Maryland Tax-Free Funds

What factors influenced the fund’s performance?
The tax-exempt bond
market rebounded from a
historically difficult period in
2022 and delivered positive
returns during the 12 months
ended February 29, 2024.
The municipal market
was supported by solid
fundamentals and issuance
that remained at relatively
modest levels. Shorter-
term municipal bond performance trailed longer-maturity municipals during the period.
Sector allocations produced mixed results for the portfolio. Our overweight to general obligation (GO) bonds largely offset the positive impact of our allocation to revenue-backed debt as GOs underperformed for the period.
Interest rate management was an overall contributor due to our long duration position relative to the national benchmark, a factor that was beneficial as municipal yields declined across most of the yield curve during the period.
We believe a modestly long duration position is appropriate going forward as the Federal Reserve appears to have reached the end of its interest rate-hiking cycle, even though uncertainty remains about the timing of potential rate cuts.
Security selection also contributed, largely due to our positioning in state GO debt. Selection in revenue bonds was also a modest overall contributor as our positioning in hospitals and airports helped offset underperformance in the industrial revenue subsector.
How is the fund positioned?
We continue to favor revenue bonds over GO debt in the portfolio, reflecting our preference for bonds backed by dedicated revenue streams, which typically offer higher yields than other areas of the municipal market. However, it has been challenging to find opportunities in revenue debt in Maryland in the short- to intermediate-term municipal market. As a result, local and state GO bonds represented the fund’s largest allocation at the sector level at the end of the period.
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/29/24 6 Months 12 Months
Maryland Short-Term Tax-
Free Bond Fund –
.
2.26% 3.30%
Maryland Short-Term Tax-
Free Bond Fund–
.
I  Class 2.31 3.40
Lipper Short Municipal
Debt Funds Average 2.32 3.68

T. ROWE PRICE Maryland Tax-Free Funds

Within the revenue sector, the health care segment represented our largest position in absolute terms and relative to the benchmark. While hospital margins came under pressure in 2022 as inflation accelerated and pandemic-related federal support waned, high-quality hospital balance sheets have improved to nearly pre-pandemic levels as a result of improved operational performance.
Notable purchases during the period included Puerto Rico general obligation debt, which is tax-free in all 50 states, as well as bonds from Frederick County,
MD, and Baltimore/Washington International Thurgood Marshall Airport.
(Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
The fund remains a high-
quality portfolio, with about
65% of its assets invested in
AAA or AA securities.
What is portfolio
management’s outlook?
Despite substantial
macroeconomic headwinds,
the municipal bond market’s
credit fundamentals
remained generally strong
thanks to pandemic-era
federal aid and improved
fiscal management by some
of the most challenged
issuers. These factors, in
our view, should help buffer
credit ratings in a recession
if one transpires, although a
recession is not our base case
Regarding market technicals,
the backdrop of higher yields and generally solid fundamentals should, in our view, draw investors back to the municipal market in the months and years ahead. While flows to the asset class recently flipped to net positive as inflows to municipal bond mutual funds reemerged, we acknowledge that bouts of outflows may persist until interest rate volatility shows a more sustained moderation.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Maryland Short-Term Tax-Free Bond Fund

T. ROWE PRICE Maryland Tax-Free Funds

Although credit spreads have tightened and currently sit near their long-term averages, we believe our fundamental research process positions us well to identify and capture attractive opportunities across our investable universe.
In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors.
As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve our shareholders well over time.
MARYLAND TAX-FREE BOND FUND
INVESTMENT OBJECTIVE
The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Maryland Tax-Free Bond Fund returned 5.87% for the 12 months ended February 29, 2024,
outperforming the Lipper
Maryland Municipal Debt
Funds Average, which
returned 5.43%. (Returns
for I Class shares varied
slightly, reflecting their
different fee structure. Past
performance cannot guarantee
future results .)
What factors influenced the
fund’s performance?
The tax-exempt bond market rebounded from a historically difficult period in
2022 and delivered positive returns during the 12 months ended February 29,
2024. The municipal market was supported by solid fundamentals and issuance that remained at relatively modest levels.
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/29/24 6 Months 12 Months
Maryland Tax-Free Bond
Fund –
.
4.55% 5.87%
Maryland Tax-Free Bond
Fund–
.
I  Class 4.48 5.84
Lipper Maryland Municipal
Debt Funds Average 4.34 5.43

T. ROWE PRICE Maryland Tax-Free Funds

Relative to our national benchmark, the fund’s structural underweight to general obligation (GO) bonds and an overweight to revenue-backed debt were the largest contributors to relative performance. Within the revenue sector, overweight allocations to the continuing care retirement communities and other transportation segments were beneficial.
Interest rate management was an overall contributor due to our long duration position relative to the national benchmark, a factor that was beneficial as municipal yields declined across most of the yield curve during the period. But our overweight allocations to the long end of the yield curve partially weighed on results as yields in this segment ended the period slightly higher while yields in the short and intermediate segments decreased.
We believe a modestly long duration position is appropriate going forward as the Federal Reserve appears to have reached the end of its interest rate-hiking cycle, even though uncertainty remains about the timing of potential rate cuts.
Security selection was a modest overall detractor. The portfolio’s positions in the higher education and other transportation segments weighed on performance, although these losses were partially offset by solid results in the dedicated tax and lease/appropriation subsectors.
How is the fund positioned?
We maintained an overweight to revenue-backed municipal bonds during the period. Within the revenue sector, health care remained our largest allocation at period-end and represented about 20% of the fund’s net assets.
While hospital margins came under pressure in 2022 as inflation accelerated and pandemic-related federal support waned, high-quality hospital balance sheets have improved to nearly pre-pandemic levels as a result of improved operational performance.
The fund also maintained a significant allocation to revenue-backed education and transportation bonds. In addition, we held bonds from Puerto Rico, which provide income that is tax-exempt in all 50 states. We believe that the island’s debt should benefit from the significant economic activity driven by the federal disaster and pandemic relief that the commonwealth has received.
We added to our position in local GOs over the past year, and they represented just over 20% of the portfolio at period-end. We were able to purchase attractive securities in the sector during the FDIC’s sale of assets from the bank failures that occurred in the first half of 2023.

T. ROWE PRICE Maryland Tax-Free Funds

The portfolio’s notable
purchases during the
period included bonds
from Montgomery County
Housing Opportunities
Commission, Frederick
County, MD, and Bowie State
University Student Housing.
In general, we sought to add
better-structured securities
during the period that we
believe will benefit from
future declines in municipal
bond yields. (Please refer to
the portfolio of investments
for a complete list of holdings
and the amount each
represents in the portfolio.)
About 44% of the portfolio
consisted of AAA and AA
rated bonds at period-
end, but we continue to
overweight A and BBB rated debt. We believe these lower-rated investment-
grade segments are an area where our credit research team can help us find appropriate investment opportunities that offer incremental risk-adjusted yield.
We also maintain a position in below investment-grade and unrated bonds.
What is portfolio management’s outlook?
Despite substantial macroeconomic headwinds, the municipal bond market’s credit fundamentals remained generally strong thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged issuers.
These factors, in our view, should help buffer credit ratings in a recession if one transpires, although a recession is not our base case.
Regarding market technicals, the backdrop of higher yields and generally solid fundamentals should, in our view, draw investors back to the municipal market in the months and years ahead.
While flows to the asset class recently flipped to net positive as inflows to municipal bond mutual funds reemerged, we acknowledge that bouts of outflows may persist until interest rate volatility shows a more sustained moderation.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Maryland Tax-Free Bond Fund

T. ROWE PRICE Maryland Tax-Free Funds

Although credit spreads have tightened and currently sit near their long-term averages, we believe our fundamental research process positions us well to identify and capture attractive opportunities across our investable universe.
In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors.
As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve our shareholders well over time.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Maryland Tax-Free Funds

RISKS OF INVESTING IN A RETAIL MONEY MARKET FUND
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
RISKS OF INVESTING IN FIXED INCOME SECURITIES
Bonds are subject to interest rate risk (the decline in bond prices that usually accompanies a rise in interest rates) and credit risk (the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default by failing to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. The fund is less diversified than one investing nationally. Some income may be subject to state and local taxes and the federal alternative minimum tax.
BENCHMARK INFORMATION
Note: Bloomberg
®
, the Bloomberg 1–3 Year Municipal Bond Index, and the
Bloomberg Municipal Bond Index are service marks of Bloomberg Finance
L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2024 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.

T. ROWE PRICE Maryland Tax-Free Funds

Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2024, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2024, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Maryland Tax-Free Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
MARYLAND SHORT-TERM TAX-FREE BOND FUND
Note: Performance for the I Class shares will vary due to their differing fee structure. See the
Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Maryland Tax-Free Funds

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 2/29/24 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Maryland Short-Term Tax-Free
Bond Fund –
.
3.30% 0.91% 0.76% – –
Maryland Short-Term Tax-Free
Bond Fund–
.
I  Class 3.40 1.01 – 1.00% 7/6/17
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Maryland Tax-Free Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
MARYLAND TAX-FREE BOND FUND
Note: Performance for the I Class shares will vary due to their differing fee structure. See the
Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Maryland Tax-Free Funds

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 2/29/24 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Maryland Tax-Free Bond Fund –
.
5.87% 1.78% 2.56% – –
Maryland Tax-Free Bond Fund–
.
I  Class 5.84 1.86 – 2.00% 7/6/17
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Maryland Tax-Free Funds

EXPENSE RATIOS
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Maryland Short-Term Tax-Free Bond Fund 0.74%
Maryland Short-Term Tax-Free Bond Fund–I Class 0.58
Maryland Tax-Free Bond Fund 0.54
Maryland Tax-Free Bond Fund–I Class 0.42
The expense ratios shown are as of the funds’ most recent prospectus. These numbers may vary from the expense ratios shown elsewhere in this report because they are based on a different time period and, if applicable, include acquired fund fees and expenses but do not include fee or expense waivers.

T. ROWE PRICE Maryland Tax-Free Funds

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
MARYLAND TAX-FREE MONEY FUND
Beginning
Account Value
9/1/23
Ending
Account Value
2/29/24
Expenses Paid
During Period*
9/1/23 to 2/29/24
Investor Class
Actual $1,000.00 $1,015.10 $2.05
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.82   2.06
I Class
Actual   1,000.00   1,016.00   1.20
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.67   1.21
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.41%, and
the
2
I Class was 0.24%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Maryland Tax-Free Funds

MARYLAND SHORT-TERM TAX-FREE BOND FUND
Beginning
Account Value
9/1/23
Ending
Account Value
2/29/24
Expenses Paid
During Period*
9/1/23 to 2/29/24
Investor Class
Actual $1,000.00 $1,022.60 $2.67
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.23   2.66
I Class
Actual   1,000.00   1,023.10   2.21
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.68   2.21
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.53%, and
the
2
I Class was 0.44%.
MARYLAND TAX-FREE BOND FUND
Beginning
Account Value
9/1/23
Ending
Account Value
2/29/24
Expenses Paid
During Period*
9/1/23 to 2/29/24
Investor Class
Actual $1,000.00 $1,045.50 $2.49
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.43   2.46
I Class
Actual   1,000.00   1,044.80   2.14
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.77   2.11
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.49%, and
the
2
I Class was 0.42%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Maryland Tax-Free Funds

QUARTER-END RETURNS
Periods Ended 12/31/23
...... 1
Year
.... 5
Years
.... 10
Years
Since
Inception
Inception
Date
Maryland Short-Term Tax-Free Bond
Fund –
.
3.35% 1.04% 0.81% – –
Maryland Short-Term Tax-Free Bond
Fund–
.
I  Class 3.44 1.14 – 1.03% 7/6/17
Maryland Tax-Free Bond Fund –
.
6.67 1.99 2.88 – –
Maryland Tax-Free Bond Fund–
.
I  Class 6.74 2.09 – 2.06 7/6/17
The funds’ performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, yield, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at 1-800-
225-5132 or, for
2
I Class shares, 1-800-638-8790.
This table provides returns net of expenses through the most recent calendar quarter-end rather than through the end of the funds’ fiscal period. It shows how the funds would have performed each year if their actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202404-3377812 C12-050 4/24

February 29, 2024
Annual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRMDX Maryland Short-Term Tax-
Free Bond Fund –
.
TRMUX Maryland Short-Term Tax-
Free Bond Fund–
.
I Class

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET VALUE
Beginning of period $ 5.04 $ 5.14 $ 5.22 $ 5.25 $ 5.18
Investment activities
Net investment income
(1)(2)
0.09 0.05 0.03 0.06 0.07
Net realized and unrealized gain/
loss 0.08 (0.10) (0.08) (0.03) 0.07
Total from investment activities 0.17 (0.05) (0.05) 0.03 0.14
Distributions
Net investment income (0.10) (0.05) (0.03) (0.06) (0.07)
NET ASSET VALUE
End of period $ 5.11 $ 5.04 $ 5.14 $ 5.22 $ 5.25
Ratios/Supplemental Data
Total return
(2)(3)
3.30% (0.94)% (0.93)% 0.51% 2.70%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.75% 0.74% 0.67% 0.64% 0.64%
Net expenses after waivers/
payments by Price Associates 0.53% 0.53% 0.53% 0.53% 0.53%
Net investment income 1.87% 1.02% 0.61% 1.09% 1.32%
Portfolio turnover rate 45.8% 53.0% 37.2% 22.8% 30.3%
Net assets, end of period (in
thousands) $57,823 $67,098 $73,668 $122,627 $121,545
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET VALUE
Beginning of period $ 5.05 $ 5.15 $ 5.23 $ 5.26 $ 5.19
Investment activities
Net investment income
(1)(2)
0.10 0.06 0.04 0.06 0.07
Net realized and unrealized gain/
loss 0.07 (0.10) (0.08) (0.03) 0.07
Total from investment activities 0.17 (0.04) (0.04) 0.03 0.14
Distributions
Net investment income (0.10) (0.06) (0.04) (0.06) (0.07)
NET ASSET VALUE
End of period $ 5.12 $ 5.05 $ 5.15 $ 5.23 $ 5.26
Ratios/Supplemental Data
Total return
(2)(3)
3.40% (0.84)% (0.83)% 0.61% 2.79%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.59% 0.58% 0.56% 0.55% 0.55%
Net expenses after waivers/
payments by Price Associates 0.44% 0.44% 0.43% 0.44% 0.44%
Net investment income 1.98% 1.11% 0.69% 1.18% 1.41%
Portfolio turnover rate 45.8% 53.0% 37.2% 22.8% 30.3%
Net assets, end of period (in
thousands) $95,647 $91,688 $93,268 $41,836 $48,092
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
February 29, 2024

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.1%
MARYLAND 94.0%
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/24  500 500
Anne Arundel County, Consolidated General Improvements, GO,
5.00%, 10/1/24  610 617
Anne Arundel County, Consolidated General Improvements, GO,
5.00%, 4/1/25  1,000 1,022
Anne Arundel County, Consolidated General Improvements, GO,
5.00%, 4/1/26  1,730 1,808
Anne Arundel County, Consolidated General Improvements, GO,
5.00%, 10/1/26  1,090 1,124
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/26  1,740 1,840
Baltimore City, Harbor Point, Series A, 2.75%, 6/1/24  (1) 190 189
Baltimore City, Harbor Point, Series A, 2.80%, 6/1/25  (1) 125 122
Baltimore City, Harbor Point, Series A, 2.85%, 6/1/26  (1) 135 130
Baltimore City, Harbor Point, Series A, 3.05%, 6/1/28  (1) 190 179
Baltimore County, Consolidated Public Improvement, GO, 5.00%,
3/1/25  1,075 1,096
Baltimore County, Consolidated Public Improvement, GO, 5.00%,
3/1/26  2,315 2,414
Baltimore County, Consolidated Public Improvement, GO, 5.00%,
8/1/26  1,635 1,681
Baltimore County, Consolidated Public Improvement, Series 2022,
GO, 5.00%, 3/1/27  275 294
Baltimore County, Metropolitan Dist., 80th Issue, GO, 5.00%,
3/1/27  1,000 1,069
Baltimore County, Oak Crest Village, 2.25%, 1/1/26  435 420
Baltimore County, Oak Crest Village, 5.00%, 1/1/25  35 35
Baltimore County, Oak Crest Village, 5.00%, 1/1/29  395 403
Carroll County, GO, 5.00%, 11/1/25  1,400 1,449
Charles County, Consolidated Public Improvement, GO, 4.00%,
10/1/25  525 534
Charles County, Consolidated Public Improvement, Series 2021,
GO, 5.00%, 10/1/26  1,030 1,089
Charles County, Consolidated Public Improvement, Series 2023,
GO, 5.00%, 10/1/26  1,800 1,904
Frederick County, Series A, 5.00%, 7/1/24  1,000 1,004
Frederick County, Series A, 5.00%, 7/1/25  860 877
Frederick County, Public Fac. Project, GO, 5.00%, 4/1/25  1,500 1,532
Frederick County, Public Fac. Project, GO, 5.00%, 4/1/26  1,565 1,635
Gaithersburg, Asbury Maryland Obligated Group, Series B, 5.00%,
1/1/27  1,555 1,565
Harford County, GO, 5.00%, 10/1/25  840 867

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Harford County, GO, 5.00%, 10/1/26  1,950 2,063
Harford County, Series B, GO, 5.00%, 7/1/26  2,665 2,802
Howard County, Series A, GO, 5.00%, 2/15/26  1,245 1,297
Howard County, Series B, GO, 5.00%, 8/15/26  255 269
Howard County, Series E, GO, 5.00%, 2/15/25  1,000 1,019
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/24  260 261
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/25  235 241
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/26  120 126
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/27  125 134
Howard County, Consolidated Public Improvement, Series A, GO,
5.00%, 2/15/25  620 632
Howard County, Consolidated Public Improvement, Series A, GO,
5.00%, 8/15/26  1,000 1,054
Maryland, Series 2017-A, GO, 5.00%, 8/1/25  2,215 2,278
Maryland, Series 2017-A, GO, 5.00%, 8/1/26  2,745 2,892
Maryland, Series 2019-A, GO, 5.00%, 8/1/25  4,130 4,248
Maryland, Series 2019-A, GO, 5.00%, 8/1/26  1,135 1,196
Maryland, Series A, GO, 5.00%, 3/15/25  1,595 1,627
Maryland, Series A, GO, 5.00%, 3/15/26  1,420 1,482
Maryland, Series A, GO, 5.00%, 3/15/27  1,945 2,081
Maryland, Series B, GO, 5.00%, 8/1/25  3,580 3,682
Maryland, Series B, GO, 5.00%, 8/1/26  1,045 1,101
Maryland CDA, Series C, 1.55%, 3/1/29  750 660
Maryland CDA, Series C, 5.00%, 9/1/26  1,210 1,262
Maryland DOT, 2.125%, 10/1/31  410 364
Maryland DOT, 4.00%, 12/15/25  35 35
Maryland DOT, 4.00%, 11/1/27  195 195
Maryland DOT, 5.00%, 5/1/25  415 424
Maryland DOT, 5.00%, 6/1/25  650 651
Maryland DOT, 5.00%, 5/1/26  1,985 2,032
Maryland DOT, 5.00%, 10/1/26  1,130 1,194
Maryland DOT, 5.00%, 11/1/26  1,040 1,053
Maryland DOT, 5.00%, 10/1/27  2,005 2,121
Maryland DOT, Series 2020, 5.00%, 10/1/26  1,370 1,448
Maryland DOT, Series A, 5.00%, 12/1/25  1,080 1,118
Maryland DOT, Series A, 5.00%, 10/1/27  475 514
Maryland DOT, Series B, 5.00%, 8/1/26  (2) 1,235 1,280
Maryland DOT, Series B, 5.00%, 8/1/27  (2) 1,250 1,315
Maryland Economic Dev., Series B, VRDN, 4.10%, 10/1/36
(Tender 4/3/28)  1,025 1,052
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/24  230 230
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/25  300 300

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/26  350 352
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/27  500 505
Maryland Economic Dev., Cargo Revenue, 4.00%, 7/1/24  (1)(2) 585 583
Maryland Economic Dev., Morgan State Univ., 5.00%, 7/1/26  750 772
Maryland Economic Dev., Morgan State Univ., 5.00%, 7/1/27  750 784
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/27  1,260 1,260
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  1,180 1,192
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  1,000 1,057
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/24  (3) 25 25
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/25  (3) 15 15
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/26  (3) 1,000 1,017
Maryland Economic Dev., Univ. of Maryland Project, 4.00%, 7/1/25  200 199
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/27  175 177
Maryland HHEFA, 5.00%, 7/1/24  75 75
Maryland HHEFA, 5.00%, 7/1/26 (Prerefunded 7/1/24)  (4) 80 80
Maryland HHEFA, 5.00%, 7/1/32 (Prerefunded 7/1/24)  (4) 1,070 1,074
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/25  475 474
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/27  640 642
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/25  470 473
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/26  1,085 1,115
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/24  185 185
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/25  65 66
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/28  350 362
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/25  310 312
Maryland HHEFA, Johns Hopkins Health, Series A, 5.00%,
5/15/25  325 332
Maryland HHEFA, Lifebridge Health, 3.00%, 7/1/25  245 243
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/25  90 92
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/26  105 109
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/28 (Prerefunded
7/1/25)  (4) 395 405
Maryland HHEFA, Lifebridge Health, Series 2015, 5.00%, 7/1/24  165 166
Maryland HHEFA, Lifebridge Health, Series 2017, 5.00%, 7/1/24  70 70
Maryland HHEFA, MedStar Health, 5.00%, 8/15/24  385 387
Maryland HHEFA, MedStar Health, 5.00%, 8/15/26  765 777
Maryland HHEFA, MedStar Health, Series A, 4.00%, 8/15/24  295 295
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/27  1,000 1,001
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/24  1,500 1,505
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/25  1,500 1,526

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27  1,430 1,455
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  100 102
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26  200 207
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/28  195 203
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/28  500 514
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/26  265 276
Maryland HHEFA, Univ. of Maryland Medical System, Series B-1,
VRDN, 5.00%, 7/1/45 (Tender 7/1/25)  6,150 6,223
Maryland HHEFA, Univ. of Maryland Medical System, Series B-2,
VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  3,000 3,144
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/24  (5) 215 216
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/26
(Prerefunded 7/1/24)  (4) 90 91
Maryland Ind. Dev. Fin. Auth., McDonogh School, 5.00%, 9/1/24  325 328
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/24  135 135
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/28  100 104
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/34 (Prerefunded 5/1/26)  (4) 1,000 1,046
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/35 (Prerefunded 5/1/26)  (4) 2,000 2,091
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/41 (Prerefunded 5/1/26)  (4) 1,300 1,359
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/46 (Prerefunded 5/1/26)  (4) 1,545 1,616
Maryland Stadium Auth., Built to Learn Revenue, Series A, 5.00%,
6/1/26  2,025 2,119
Maryland Stadium Auth., Football Stadium, Series A, 5.00%,
3/1/26  290 302
Maryland Transportation Auth., Series A, 5.00%, 7/1/25  1,880 1,930
Maryland Transportation Auth., Passenger Fac. Charge Revenue,
5.00%, 6/1/25  (2) 1,000 1,013
Maryland Transportation Auth., Passenger Fac. Charge Revenue,
5.00%, 6/1/27  (2) 2,000 2,100
Maryland Transportation Auth., Passenger Fac. Charge Revenue,
5.00%, 6/1/29  (2) 1,000 1,079
Montgomery County, Series B, GO, 4.00%, 11/1/26  535 553
Montgomery County, Series B, GO, 4.00%, 11/1/27  635 666
Montgomery County, Series C, GO, 5.00%, 10/1/25  360 372
Montgomery County, Series E, GO, VRDN, 3.60%, 11/1/37  910 910
Montgomery County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/1/25  3,025 3,112

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Montgomery County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/1/27  3,215 3,470
Montgomery County, Housing Opportunities Commission, VRDN,
3.65%, 1/1/63  150 150
Montgomery County, Housing Opportunities Commission,
Series C, 5.00%, 1/1/28  425 456
Prince George's County, Series A, GO, 5.00%, 8/1/25  1,000 1,029
Prince George's County, Series A, GO, 5.00%, 8/1/26  1,000 1,053
Prince George's County, Consolidated Public Improvement,
Series 2018A, GO, 5.00%, 7/15/27  365 394
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/25  730 750
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/27  565 609
Prince George's County, Consolidated Public Improvement,
Series B, GO, 5.00%, 7/15/26  500 526
Prince George's County, National Harbor Project, 5.00%, 7/1/24  1,015 1,021
Prince George's County, Regional Medical Center, COP, 5.00%,
10/1/26  250 263
Rockville, Ingleside at King Farm Project, Series A-2, 3.375%,
11/1/27  450 426
Univ. System of Maryland, Series A, 5.00%, 4/1/26  1,885 1,969
Univ. System of Maryland, Series B, 5.00%, 4/1/26  545 569
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/24  250 250
Washington Suburban Sanitary Commission, 5.00%, 6/1/25  565 579
Washington Suburban Sanitary Commission, 5.00%, 6/15/26  750 788
Washington Suburban Sanitary Commission, 5.00%, 6/1/27  900 968
Washington Suburban Sanitary Commission, Series A, VRDN,
BAN, 3.73%, 6/1/24  100 100
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 5.00%, 6/1/25  800 820
144,292
PUERTO RICO 5.1%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/24  (1) 775 777
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28  (1) 750 775
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  1,415 1,437
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  3,525 3,720

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

The accompanying notes are an integral part of these financial statements.
Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,000 1,083
7,792
Total Investments in Securities
99.1% of Net Assets
(Cost $152,589) $ 152,084
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$2,755 and represents 1.8% of net assets.
(2) Interest subject to alternative minimum tax.
(3) Insured by Assured Guaranty Municipal Corporation
(4) Prerefunded date is used in determining portfolio maturity.
(5) Escrowed to maturity
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
COP Certificate of Participation
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
February 29, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $152,589) $ 152,084
Interest receivable 1,671
Cash 22
Receivable for shares sold 6
Other assets 19
Total assets 153,802
Liabilities
Payable for shares redeemed 157
Investment management fees payable 47
Due to affiliates 1
Other liabilities 127
Total liabilities 332
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 153,470
Net Assets Consist of:
Total distributable earnings (loss) $ (3,391)
Paid-in capital applicable to 29,988,426 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 156,861
NET ASSETS $ 153,470
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $57,823; Shares outstanding: 11,313,891) $ 5.11
I Class
(Net assets: $95,647; Shares outstanding: 18,674,535) $ 5.12

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/29/24
Investment Income (Loss)
Interest income $ 3,727
Expenses
Investment management 597
Shareholder servicing
Investor Class $ 103
I Class 16 119
Prospectus and shareholder reports
Investor Class 11
I Class 5 16
Custody and accounting 180
Registration 46
Legal and audit 38
Proxy and annual meeting 1
Directors 1
Miscellaneous 16
Waived / paid by Price Associates (280)
Total expenses 734
Net investment income 2,993
Realized and Unrealized Gain / Loss –
Net realized loss on securities (961)
Change in net unrealized gain / loss on securities 3,079
Net realized and unrealized gain / loss 2,118
INCREASE IN NET ASSETS FROM OPERATIONS
$ 5,111

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
2/29/24 2/28/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 2,993 $ 1,735
Net realized loss (961) (1,056)
Change in net unrealized gain / loss 3,079 (2,296)
Increase (decrease) in net assets from operations 5,111 (1,617)
Distributions to shareholders
Net earnings
Investor Class (1,163) (693)
I Class (1,815) (1,041)
Decrease in net assets from distributions (2,978) (1,734)
Capital share transactions
*
Shares sold
Investor Class 8,099 34,532
I Class 20,155 25,064
Distributions reinvested
Investor Class 1,115 664
I Class 1,139 721
Shares redeemed
Investor Class (19,310) (40,315)
I Class (18,647) (25,465)
Decrease in net assets from capital share
transactions (7,449) (4,799)

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
2/29/24 2/28/23
Net Assets
Decrease during period (5,316) (8,150)
Beginning of period 158,786 166,936
End of period $ 153,470 $ 158,786
*Share information (000s)
Shares sold
Investor Class 1,596 6,811
I Class 3,969 4,924
Distributions reinvested
Investor Class 220 131
I Class 224 142
Shares redeemed
Investor Class (3,817) (7,962)
I Class (3,674) (5,017)
Decrease in shares outstanding (1,482) (971)

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Maryland Short-Term Tax-
Free Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value. The fund has two classes of shares: the
Maryland Short-Term Tax-Free Bond Fund (Investor Class) and the Maryland Short-
Term Tax-Free Bond Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On February 29, 2024, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $69,224,000 and $72,228,000, respectively, for the year ended February 29, 2024.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At February 29, 2024, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
($000s)
February 29,
2024
February 28,
2023
Tax-exempt income $ 2,978 $ 1,734
($000s)
Cost of investments $ 152,573
Unrealized appreciation $ 533
Unrealized depreciation (1,022)
Net unrealized appreciation (depreciation) $ (489)

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

At February 29, 2024, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 29, 2024, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses;
and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The Class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to
($000s)
Undistributed tax-exempt income $ 41
Net unrealized appreciation (depreciation) (489)
Loss carryforwards and deferrals (2,943)
Total distributable earnings (loss) $ (3,391)

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended February 29, 2024 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $780,000 remain subject to repayment by the fund at February 29, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended
February 29, 2024, expenses incurred pursuant to these service agreements were
$113,000 for Price Associates and $53,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor Class I Class
Expense limitation/I Class Limit 0.53% 0.05%
Expense limitation date 06/30/24 06/30/24
(Waived)/repaid during the period ($000s) $(137) $(143)

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended February 29,
2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price State Tax-Free Funds, Inc. and
Shareholders of T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
(one of the funds constituting T. Rowe Price State Tax-Free Funds, Inc., referred to hereafter as the "Fund") as of February 29, 2024, the related statement of operations for the year ended February 29, 2024, the statement of changes in net assets for each of the two years in the period ended February 29, 2024, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2024
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 29, 2024 and the financial highlights for each of the five years in the period ended February 29,
2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 18, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/29/24
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $2,872,000 which qualified as exempt-
interest dividends.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[193]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present), and Director of the FHLBanks Office of Finance; Chief Executive Officer, Bazemore Consulting LLC (2018
to 2021); Director, Chimera Investment Corporation (2017 to 2021);
Director, First Industrial Realty Trust (2020 to present); Director, Federal
Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[193]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[193]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2013
[193]
Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[193]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Mark J. Parrell
(1966)
2023
[193]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President, EQR (2018 to present), Executive Vice President and Chief
Financial Officer, EQR (2007 to 2018), and Senior Vice President and
Treasurer, EQR (2005 to 2007); Member, Nareit Dividends Through
Diversity, Equity & Inclusion CEO Council, Treasurer of Nareit (2023),
and Chair, Nareit 2021 Audit and Investment Committee (2021); Advisory
Board, Ross Business School at University of Michigan (2015 to 2016);
Member, National Multifamily Housing Council and served as Chair of the Finance Committee (2015 to 2016); Member, Economic Club of
Chicago; Director, Brookdale Senior Living, Inc. (2015 to 2017); Director,
Aviv REIT, Inc. (2013 to 2015); Director, Real Estate Roundtable and
the 2022 Executive Board Nareit; Board of Directors and Chair of the
Finance Committee, Greater Chicago Food Depository
Kellye L. Walker
(1966)
2021
[193]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2023, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

INTERESTED  DIRECTORS
(a)
OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[193]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Australia, T. Rowe Price Hong Kong (Price
Hong Kong), T. Rowe Price Japan (Price Japan), and T. Rowe Price
Singapore (Price Singapore); General Counsel, Vice President, and
Secretary, T. Rowe Price Group, Inc.; Chair of the Board, Chief Executive
Officer, President, and Secretary, T. Rowe Price Trust Company;
Principal Executive Officer and Executive Vice President, all funds
Eric L. Veiel, CFA
(1972)
2022
[193]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2023, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With State Tax-Free Funds  Principal Occupation(s)
Austin Applegate (1974)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ralph Lee Arnold, Jr., CFA, CPA (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Colin T. Bando, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

Name (Year of Birth)
Position Held With State Tax-Free Funds  Principal Occupation(s)
Daniel Chihorek (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Davis Collins, CFA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jean-Marc Corredor (1976)
Vice President
Vice President, Price International, Price Investment
Management, T. Rowe Price Investment Services,
Inc., T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Sarah J. Engle (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Kathryn A. Floyd, CFA (1982)
Vice President
Employee, T. Rowe Price
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Charles B. Hill, CFA (1961)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Thomas Dylan Jones, CFA (1971)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Michael Kane (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Research Analyst, GW&K
Investments (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

Name (Year of Birth)
Position Held With State Tax-Free Funds  Principal Occupation(s)
Matthew T. Larkin (1983)
Vice President
Vice President, T. Rowe Price
John Leard, CFA (1985)
Vice President
Assistant Vice President, T. Rowe Price
James T. Lynch, CFA (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
James M. Murphy, CFA (1967)
President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Rachel Protzman (1988)
Vice President
Vice President, T. Rowe Price
Kevin Reilly  (1991)
Vice President
Employee, T. Rowe Price
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Chen Shao (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Douglas D. Spratley, CFA (1969)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Timothy G. Taylor, CFA (1975)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Mitch Unger (1986)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Blerina Uruci (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Senior U.S. Economist,
Barclays Capital (to 2022)
Domingo Villarruel, CFA, FRM  (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Municipal Fixed Income
Analyst, Victory Capital Management Inc. (to 2021);
Corporate Fixed Income Analyst, USAA Asset
Management Company (to 2019)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

Name (Year of Birth)
Position Held With State Tax-Free Funds  Principal Occupation(s)
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F90-050 4/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$33,158	$30,755
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,180,000 and $1,454,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 18, 2024